Note 13 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal	$ 939	$ (87)	$ 262
State	55	(24)	74
Total current	994	(111)	336
Federal	2,322	1,393	3,753
State	806	329	813
Total deferred	3,128	1,722	4,566
Income tax expense	$ 4,122	$ 1,611	$ 4,902